TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	21.00%	21.00%
Net operating loss carryforwards	$ 506,317	$ 502,053
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	23.00%	23.00%
Net operating loss carryforwards	$ 41,164	$ 34,688